THE CALDWELL & ORKIN FUNDS, INC.

THE CALDWELL & ORKIN – GATOR CAPITAL LONG/SHORT FUND

SUPPLEMENT TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

Dated May 1, 2024

This Supplement to the Prospectus and Statement of Additional Information (“SAI”) for the Caldwell & Orkin – Gator Capital Long/Short Fund (the "Fund"), a series of The Caldwell & Orkin Funds, Inc. ("C&O"), updates the Prospectus and SAI for the Fund dated August 28, 2023 to include additional information as described below. For further information, please contact the Fund toll-free at (800) 467-7903. You may also obtain additional copies of the Fund's Prospectus and SAI, free of charge, by writing to the Fund at The Caldwell & Orkin – Gator Capital Long/Short Fund c/o Ultimus Fund Solutions, LLC, P.O. Box 46707, Cincinnati, OH 45246-0707 or by calling the Fund toll-free at the number above.

Changes to the Prospectus:

Effective as of April 24, 2024:

•	On the cover page of the Prospectus, the address of the Adviser is hereby replaced in its entirety to read as follows: 2502 N. Rocky Point Drive, Suite 665, Tampa, Florida 33607.

•	On page 15 of the Prospectus, in the section titled, “MANAGEMENT OF THE FUND,” Gator Capital Management, LLC’s address is hereby replaced in its entirety to read as follows: 2502 N. Rocky Point Drive, Suite 665, Tampa, Florida 33607.

•	On the last page of the Prospectus, under the section titled, “How to Obtain More Information,” under Manager, Gator Capital Management, LLC’s address is hereby replaced in its entirety to read as follows: 2502 N. Rocky Point Drive, Suite 665, Tampa, Florida 33607.

Changes to the SAI:

Effective as of April 24, 2024:

•	On the facing page of the SAI, the address of the Adviser is hereby replaced in its entirety to read as follows: 2502 N. Rocky Point Drive, Suite 665, Tampa, Florida 33607.

•	On page 1 of the SAI, in the section titled, “THE FUND,” Caldwell & Orkin’s address is hereby replaced in its entirety to read as follows: 2502 N. Rocky Point Drive, Suite 665, Tampa, Florida 33607.

•	On page 15 of the SAI, in the section titled, “MANAGEMENT OF THE FUND,” the address for each person named in the table is hereby replaced in its entirety to read as follows: 2502 N. Rocky Point Drive, Suite 665, Tampa, Florida 33607.

Investors should retain this supplement for future reference.